Submission	Mar. 24, 2026
Submission [Line Items]
Central Index Key	0000075594
Registrant Name	PACIFICORP /OR/
Registration File Number	333-281019
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES